Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Present value of future cash flows of one bank loan	$ 1,838,817	$ 1,765,726
Accumulated loss from derivatives designated as Hedging Instruments	7,509	$ 4,314
Present value of long-term debt
Present value of future cash flows of one bank loan	11,318
Carrying amount of long-term debt
Carrying amount	$ 11,489